Derivative Financial Instruments	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Derivative Financial Instruments

Note 5—Derivative Financial Instruments

The Predecessor has entered into various commodity derivative instruments to mitigate a portion of its exposure to potentially adverse market changes in commodity prices and the associated impact on cash flows. All contracts are entered into for other‑than‑trading purposes. The Predecessor’s derivative contracts include swap arrangements for oil.

In a typical commodity swap agreement, if the agreed upon published third‑party index price (“index price”) is lower than the swap fixed price, the Predecessor receives the difference between the index price and the agreed upon swap fixed price. If the index price is higher than the swap fixed price, the Predecessor pays the difference. In addition, the Predecessor has entered into basis swap contracts in order to hedge the difference between the NYMEX index price and a local index price. When the actual differential exceeds the fixed price provided by the basis swap contract, the Predecessor receives the difference from the counterparty; when the differential is less than the fixed price provided by the basis swap contract, the Predecessor pays the difference to the counterparty.

The Predecessor’s derivative instruments have not been designated as hedges for accounting purposes; therefore, all gains and losses are recognized in the Predecessor’s consolidated and combined statements of operations. The Predecessor’s commodity derivatives are measured at fair value and are included in the accompanying consolidated and combined balance sheets as derivative assets. The fair value of the commodity contracts was a net asset of $21.1 million and $36.8 million as of December 31, 2015 and 2014, respectively.

As of December 31, 2015, the Predecessor had open crude oil derivative positions with respect to future production as set forth in the table below. When aggregating multiple contracts, the weighted average contract price is disclosed.

	2016	2017
Crude Oil Swaps:
Notional volume (Bbl)	729,000	127,750
Weighted average floor price ($/Bbl)	$67.82	$61.36
Crude Oil Basis Swaps:
Notional volume (Bbl)	622,200	91,250
Weighted average floor price ($/Bbl)	$(0.71)	$(0.20)

The following table below summarizes the gross fair value of derivative assets and liabilities and the effect of netting on the consolidated and combined balance sheets (in thousands):

				Net Amounts
	Balance Sheet	Gross	Netting	Presented on the
	Classification	Amounts	Adjustments	Balance Sheet
December 31, 2015:
Assets:
Derivative instruments	Current assets	$19,469	$(426)	$19,043
Derivative instruments	Noncurrent assets	2,071	(1)	2,070
Total assets		$21,540	$(427)	$21,113
December 31, 2014:
Assets:
Derivative instruments	Current assets	$30,444	$(22)	$30,422
Derivative instruments	Noncurrent assets	6,365	—	6,365
Total assets		$36,809	$(22)	$36,787

The following table presents gains and losses for derivative instruments not designated as hedges for accounting purposes for the periods presented (in thousands):

	For the Year Ended December 31,
	2015	2014	2013
Gain (loss) on derivative instruments	$20,756	$41,943	$(4,410)